Prepayment and other current assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Prepayment and other current assets, net
Schedule of prepayments and other current assets

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Deductible VAT	382	355
Deposits	6,592	4,504
Receivables due from third-party online payment platforms	640	844
Staff advances	1,111	195
Receivable from borrowers for the guarantee payment to commercial bank	18,218	18,212
Others	12,318	2,199
Less: provisions for prepayment and other current assets	(23,275)	(18,212)
Total prepayment and other current assets, net	15,986	8,097